Interest in Associates - Summarized Financial Information of Aggregated Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Aggregate amounts of the Group's share of other comprehensive income	¥ (5)	¥ 3	¥ (4)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Aggregate carrying amount of individually immaterial associates	2,449	3,322	3,181
Aggregate amounts of the Group's share of (Loss)/profit from continuing operations	(776)	(178)	263
Aggregate amounts of the Group's share of other comprehensive income	(5)	3	(4)
Aggregate amounts of the Group's share of total comprehensive income	¥ (781)	¥ (175)	¥ 259